Liquidity risk (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Detailed Information About Liquidity Coverage Ratio Explanatory
This table shows our LCR and LRA at 31 December 2020 and 31 December 2019. The LRA data reflect the stress testing methodology in place at that time.

	LCR RFB DoLSub(1)		LRA RFB(2)
	2020	2019	2020	2019
	£bn	£bn	£bn	£bn
Eligible liquidity pool (liquidity value)(3)	51.2	41.6	47.2	40.6
Net stress outflows	(34.1)	(29.3)	(34.4)	(31.7)
Surplus	17.1	12.3	12.8	8.9
Eligible liquidity pool as a percentage of anticipated net cash flows	150%	142%	137%	128%
(1)The RFB LCR was 152% (2019:146%).
(2)The LRA is calculated for the Santander UK plc group (the RFB Group) and is a three-month Santander UK specific requirement.
(3)The liquidity value is calculated as applying an applicable haircut to the carrying value.

Summary of Detailed Information About For Liquidity Pool of Carrying value And Weighted Average Explanatory
This table shows the carrying value of our eligible liquidity pool assets at 31 December 2020 and 31 December 2019. It also shows the weighted average carrying value in the year.

								RFB DoLSub
	Carrying value						Weighted average carrying value in the year
	2020			2019			2020	2019
	Level 1	Level 2	Total	Level 1	Level 2	Total	Total	Total
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Cash and balances at central banks	39.4	—	39.4	19.3	—	19.3	26.8	19.1
Government bonds	8.9	0.1	9.0	16.7	1.2	17.9	15.5	20.8
Supranational bonds and multilateral development banks	1.5	—	1.5	2.9	—	2.9	2.9	2.9
Covered bonds	1.0	—	1.0	1.4	0.1	1.5	1.2	2.4
Asset-backed securities	—	0.6	0.6	—	0.4	0.4	0.6	1.4
	50.8	0.7	51.5	40.3	1.7	42.0	47.0	46.6

Summary of Detailed Information About Weighted Average Carrying Value In The Year The Composition Of The Pool Is Consistent With The Currency Profile Of Our Net Liquidity Outflows Explanatory
This table shows the carrying value of our eligible liquidity pool by major currencies at 31 December 2020 and 31 December 2019. The composition of the pool is consistent with the currency profile of our net liquidity outflows.

					RFB DoLSub
	US Dollar	Euro	Sterling	Other	Total
	£bn	£bn	£bn	£bn	£bn
2020	2.0	1.2	48.1	0.2	51.5
2019	3.6	1.2	36.1	1.1	42.0

Summary of Reconciliation of Wholesale Funding to Balance Sheet
This table reconciles our wholesale funding to our balance sheet at 31 December 2020 and 31 December 2019..

		Balance sheet line item
	Funding analysis	Deposits by banks(3)	Deposits by customers(1)	Repurchase agreements - non trading	Financial liabilities designated at fair value	Debt securities in issue	Subordinated liabilities	Other equity instruments(2)
2020	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Deposits by banks	—	—	—	—	—	—	—	—
Certificates of deposit and commercial paper	5.7	—	—	—	—	5.7	—	—
Senior unsecured – public benchmark	15.4	—	7.8	—	—	7.6	—	—
–privately placed	1.1	—	0.1	—	0.9	0.1	—	—
Covered bonds	17.9	—	—	—	—	17.9	—	—
Securitisation and structured issuance	2.8	—	—	—	0.5	2.3	—	—
Term Funding Scheme	6.3	6.3	—	—	—	—	—	—
TFSME	11.7	11.7	—	—	—	—	—	—
Subordinated liabilities and equity	4.4	—	—	—	—	—	2.2	2.2
Total wholesale funding	65.3	18.0	7.9	—	1.4	33.6	2.2	2.2
Repos	15.8	—	—	15.8	—	—	—	—
Foreign exchange and hedge accounting	2.5	—	0.2	—	—	2.0	0.3	—
Other	3.0	3.0	—	—	—	—	—	—
Balance sheet total	86.6	21.0	8.1	15.8	1.4	35.6	2.5	2.2

2019
Deposits by banks	0.3	0.3	—	—	—	—	—	—
Certificates of deposit and commercial paper	5.8	—	—	—	—	5.8	—	—
Senior unsecured – public benchmark	18.8	—	8.6	—	—	10.2		—
–privately placed	2.7	—	0.1	—	1.0	1.6	—	—
Covered bonds	18.2	—	—	—	—	18.2	—	—
Securitisation and structured issuance	5.6	—	—	1.4	0.5	3.7	—	—
Term Funding Scheme	10.8	10.8	—	—	—	—	—	—
TFSME	—	—	—	—	—	—	—	—
Subordinated liabilities and equity	5.2	—	—	—	—	—	3.0	2.2
Total wholesale funding	67.4	11.1	8.7	1.4	1.5	39.5	3.0	2.2
Repos	16.9	—	—	16.9	—	—	—	—
Foreign exchange and hedge accounting	2.5	—	0.4	—	—	1.6	0.5	—
Other	3.5	3.3	—	—	0.2	—	—	—
Balance sheet total	90.3	14.4	9.1	18.3	1.7	41.1	3.5	2.2
(1)This is included in our balance sheet total of £195,135m (2019: £181,883m).
(2)Consists of £nil (2019: £nil ) fixed/floating rate non-cumulative callable preference shares, £235m (2019: £235m) Step-up Callable Perpetual Reserve Capital Instruments and £1,956m (2019: £1,956m) Perpetual Capital Securities . See Notes 33 and 34 to the Consolidated Financial Statements.
(3)Other consists of items in the course of transmission and other deposits, excluding the TFS. See Note 24 to the Consolidated Financial Statements.

Summary of Sources of Wholesale Funding by Maturity
This table shows our main sources of wholesale funding. It does not include securities finance agreements. The table is based on exchange rates at issue and scheduled repayments and call dates. It does not reflect the final contractual maturity of the funding.

	≤ 1 month	>1 and ≤ 3 months	>3 and ≤ 6 months	>6 and ≤ 9 months	>9 and ≤ 12 months	Sub-total ≤ 1 year	>1 and ≤ 2 years	>2 and ≤ 5 years	>5 years	Total
2020	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc(1)
Senior unsecured – public benchmark	0.7	—	—	1.1	—	1.8	1.2	4.8	1.3	9.1
–privately placed	—	—	—	—	—	—	—	—	0.1	0.1
Subordinated liabilities and equity (incl. AT1)	—	—	—	—	—	—	0.8	1.5	0.4	2.7
	0.7	—	—	1.1	—	1.8	2.0	6.3	1.8	11.9
Other Santander UK plc
Certificates of deposit and commercial paper	0.7	3.7	1.2	—	0.1	5.7	—	—	—	5.7
Senior unsecured – public benchmark	0.4	—	1.6	—	0.8	2.8	0.6	2.6	0.3	6.3
–privately placed	—	0.3	—	—	0.1	0.4	—	0.2	0.4	1.0
Covered bonds	—	—	3.7	1.7	—	5.4	1.7	6.4	4.4	17.9
Securitisation & structured issuance(2)	0.2	—	—	0.2	—	0.4	0.9	0.3	—	1.6
Term Funding Scheme	—	1.5	1.5	1.0	—	4.0	2.3	—	—	6.3
TFSME	—	—	—	—	—	—	—	11.7	—	11.7
Subordinated liabilities	—	—	—	—	—	—	—	0.5	1.2	1.7
	1.3	5.5	8.0	2.9	1.0	18.7	5.5	21.7	6.3	52.2
Other group entities
Securitisation & structured issuance(3)	0.2	0.1	—	0.1	0.2	0.6	0.4	0.2	—	1.2

Total at 31 December 2020	2.2	5.6	8.0	4.1	1.2	21.1	7.9	28.2	8.1	65.3
Of which: –Secured	0.4	1.6	5.2	3.0	0.2	10.4	5.3	18.6	4.4	38.7
–Unsecured	1.8	4.0	2.8	1.1	1.0	10.7	2.6	9.6	3.7	26.6

2019
Total at 31 December 2019	1.7	5.5	4.7	2.1	8.5	22.5	16.6	18.5	9.8	67.4
Of which:
–Secured	0.2	0.1	2.7	0.3	5.8	9.1	11.5	10.4	3.6	34.6
–Unsecured	1.5	5.4	2.0	1.8	2.7	13.4	5.1	8.1	6.2	32.8
(1)95% of Senior Unsecured debt issued from Santander UK Group Holdings plc has been downstreamed to Santander UK plc as ‘secondary non-preferential debt’ in line with the guidelines from the Bank of England for Internal MREL.
(2)Includes funding from mortgage-backed securitisation vehicles where Santander UK plc is the asset originator.
(3)Includes funding from asset-backed securitisation vehicles where entities other than Santander UK plc are the asset originator.

Summary of Wholesale Funding by Currency
This table shows our wholesale funding by major currency at 31 December 2020 and 31 December 2019.

	2020				2019
	Sterling	US Dollar	Euro	Other	Sterling	US Dollar	Euro	Other
	%	%	%	%	%	%	%	%
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured – public benchmark	10	62	28	—	11	65	22	2
–privately placed	—	—	—	100	—	—	—	100
Subordinated liabilities and equity (incl. AT1)	73	27	—	—	67	33	—	—
	24	53	22	1	25	56	16	3
Other Santander UK plc
Deposits by banks	—	—	—	—	3	97	—	—
Certificates of deposit and commercial paper	51	44	4	1	45	54	1	—
Senior unsecured – public benchmark	10	73	17	—	14	54	32	—
–privately placed	41	37	10	12	21	15	59	5
Covered bonds	48	5	46	1	54	—	45	1
Securitisation & structured issuance	77	23	—	—	72	28	—	—
Term Funding Scheme	100	—	—	—	100	—	—	—
TFSME	100	—	—	—	—	—	—	—
Subordinated liabilities	63	37	—	—	49	51	—	—
	63	18	19	—	54	22	24	—
Other group entities
Securitisation & structured issuance	100	—	—	—	95	5	—	—

Total	57	24	19	—	50	27	22	1

Summary of External Term Issuance (Sterling Equivalent)
In 2020, our external term issuance (sterling equivalent) was:

	Sterling	US Dollar	Euro	Total 2020	Total 2019
	£bn	£bn	£bn	£bn	£bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured – public benchmark	—	0.8	0.6	1.4	—
Subordinated debt and equity (inc. AT1)	—	—	—	—	0.5
	—	0.8	0.6	1.4	0.5
Other Santander UK plc
Covered bonds	1.0	0.9	1.1	3.0	2.9
Senior unsecured – public benchmark	—	1.0	—	1.0	0.9
TFSME	11.7	—	—	11.7	—
	12.7	1.9	1.1	15.7	3.8
Other group entities
Securitisations	—	—	—	—	0.2
Total gross issuances	12.7	2.7	1.7	17.1	4.5

Summary of Balance Sheet Encumbered And Unencumbered Assets Explanatory
On-balance sheet encumbered and unencumbered assets (audited)

	Encumbered with counterparties other than central banks						Unencumbered assets not pre-positioned with central banks
	Covered bonds	Securitis- ations	Other	Total	Assets positioned at central banks(3)	Readily available	Other available assets	Cannot be encumbered	Total	Total assets
2020	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Cash and balances at central banks(1)(2)	—	—	985	985	854	39,411	—	—	40,265	41,250
Financial assets at FVTPL:
–Derivative financial instruments	—	—	—	—	—	—	—	3,406	3,406	3,406
–Other financial assets at FVTPL	—	—	—	—	—	—	—	208	208	208
Financial assets at amortised cost:
–Loans and advances to customers	23,669	7,469	184	31,322	61,292	74,758	19,801	21,577	177,428	208,750
–Loans and advances to banks	—	—	804	804	—	—	—	878	878	1,682
–Repurchase agreements – non trading	—	—	—	—	—	—	—	19,599	19,599	19,599
–Other financial assets at amortised cost	—	—	648	648	—	515	—	—	515	1,163
Financial assets at FVOCI	—	—	5,581	5,581	—	3,369	—	—	3,369	8,950
Interests in other entities	—	—	—	—	—	—	—	172	172	172
Intangible assets	—	—	—	—	—	—	—	1,646	1,646	1,646
Property, plant and equipment	—	—	—	—	—	—	1,734	—	1,734	1,734
Current tax assets	—	—	—	—	—	—	—	264	264	264
Retirement benefit assets	—	—	—	—	—	—	—	495	495	495
Other assets	—	—	—	—	—	—	—	3,013	3,013	3,013
Total assets	23,669	7,469	8,202	39,340	62,146	118,053	21,535	51,258	252,992	292,332

2019
Cash and balances at central banks(1)(2)	—	—	1,080	1,080	707	19,393	—	—	20,100	21,180
Financial assets at FVTPL:
–Derivative financial instruments	—	—	—	—	—	—	—	3,316	3,316	3,316
–Other financial assets at FVTPL	—	—	—	—	—	—	—	386	386	386
Financial assets at amortised cost:
–Loans and advances to customers	23,310	12,915	332	36,557	55,273	76,567	22,875	16,015	170,730	207,287
–Loans and advances to banks	—	—	403	403	—	—	—	1,452	1,452	1,855
–Repurchase agreements – non trading	—	—	—	—	—	—	—	23,636	23,636	23,636
–Other financial assets at amortised cost	—	—	3,026	3,026	—	4,030	—	—	4,030	7,056
Financial assets at FVOCI	—	—	6,009	6,009	—	3,738	—	—	3,738	9,747
Interests in other entities	—	—	—	—	—	—	—	117	117	117
Intangible assets	—	—	—	—	—	—	—	1,766	1,766	1,766
Property, plant and equipment	—	—	—	—	—	—	1,967	—	1,967	1,967
Current tax assets	—	—	—	—	—	—	—	200	200	200
Retirement benefit assets	—	—	—	—	—	—	—	669	669	669
Other assets	—	—	—	—	—	—	—	2,520	2,520	2,520
Total assets	23,310	12,915	10,850	47,075	55,980	103,728	24,842	50,077	234,627	281,702
(1)Encumbered cash and balances at central banks include minimum cash balances we have to hold at central banks for regulatory purposes.
(2)Readily realisable cash and balances at central banks are amounts held at central banks as part of our liquidity management activities.
(3)Comprises pre-positioned assets and encumbered assets.